11. Related Parties - Outstanding Balances (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Dr. Ulrich Grau
Disclosure of transactions between related parties [line items]
Transaction volume	€ 17	€ 16	€ 32	€ 32
Key management personnel outstanding balance	20		20		€ 21
Dr. Thomas Hecht
Disclosure of transactions between related parties [line items]
Transaction volume	32	29	59	59
Key management personnel outstanding balance	21		21		21
Dr. Richard Stead
Disclosure of transactions between related parties [line items]
Transaction volume		10		21
Berndt Modig
Disclosure of transactions between related parties [line items]
Transaction volume	12	12	24	22
Key management personnel outstanding balance	9		9		10
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Transaction volume	14	15	28	29
Key management personnel outstanding balance	10		10		11
Dr. Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Transaction volume	14	€ 10	28	21
Key management personnel outstanding balance	17		17		€ 17
Mathieu Simon
Disclosure of transactions between related parties [line items]
Transaction volume	13		24	€ 1
Key management personnel outstanding balance	€ 9		€ 9